Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 1,650		$ 1,067
Accrued operating expense	1,359		3,242
Current tax payable	461		136
Warranty provision (notes 7 and 19)	1,304	$ 300	929	$ 2,000
Current portion of advance for refundable value added tax (note 10)	404		2,795
Other accrued liabilities	2,082		1,998
Other payables	11,672		10,615
Total accrued liabilities and other payables	$ 18,932		$ 20,782